FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions				12 Months Ended
	May 20, 2020 USD ($)	May 14, 2020 USD ($)	May 05, 2020 USD ($)	Dec. 31, 2020 USD ($) facility	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€) facility	May 20, 2020 EUR (€)	May 05, 2020 EUR (€)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper				$ 1,647	$ 1,838
Current portion of long-term debt				677	770
Lease obligations				183	261
Total				$ 2,507	2,869
Proceeds from issue of ordinary shares	$ 700	$ 750
Number of facilities extended | facility				1		1
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 700
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper				$ 1,044	$ 1,200
Amount of potential borrowings | €						€ 1,500,000,000
0.7 billion USD short-term term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 700
Notional amount			$ 700
2.1 billion short-term term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €								€ 2,100,000,000
Notional amount | €								€ 2,100,000,000
Term facility
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term			1 year
Mandatorily convertible subordinated notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,200
Notional amount			$ 1,200
0.2 billion short-term term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	200
Notional amount	$ 200
0.7 billion EUR short-term term facility, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €							€ 700,000,000
Notional amount | €							€ 700,000,000
300 million EUR term loan, due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 341	€ 300,000,000
Notional amount									$ 341	€ 300,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)				1.30%	1.10%